Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Available for Sale Securities Amortized Cost	$ 160,532,000	$ 186,305,000
Available for Sale Securities Gross Unrealized Gains	2,605,000	8,427,000
Available for Sale Securities Gross Unrealized Losses	(5,994,000)	(260,000)
Available for Sale Securities Fair Value	157,143,000	194,472,000
Taxable [Member] | US States and Political Subdivisions Debt Securities [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Available for Sale Securities Amortized Cost	3,787,000	6,888,000
Available for Sale Securities Gross Unrealized Gains	46,000	738,000
Available for Sale Securities Gross Unrealized Losses	(38,000)
Available for Sale Securities Fair Value	3,795,000	7,626,000
Tax-exempt [Member] | US States and Political Subdivisions Debt Securities [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Available for Sale Securities Amortized Cost	86,524,000	80,391,000
Available for Sale Securities Gross Unrealized Gains	1,562,000	4,683,000
Available for Sale Securities Gross Unrealized Losses	(3,267,000)	(104,000)
Available for Sale Securities Fair Value	84,819,000	84,970,000
US Government Agencies Debt Securities [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Available for Sale Securities Amortized Cost	27,289,000	24,485,000
Available for Sale Securities Gross Unrealized Gains	135,000	566,000
Available for Sale Securities Gross Unrealized Losses	(1,661,000)	(91,000)
Available for Sale Securities Fair Value	25,763,000	24,960,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Available for Sale Securities Amortized Cost	38,816,000	69,238,000
Available for Sale Securities Gross Unrealized Gains	535,000	1,929,000
Available for Sale Securities Gross Unrealized Losses	(1,028,000)	(65,000)
Available for Sale Securities Fair Value	38,323,000	71,102,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Available for Sale Securities Amortized Cost	3,366,000	4,553,000
Available for Sale Securities Gross Unrealized Gains	327,000	511,000
Available for Sale Securities Fair Value	3,693,000	5,064,000
Debt Securities [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Available for Sale Securities Amortized Cost	159,782,000	185,555,000
Available for Sale Securities Gross Unrealized Gains	2,605,000	8,427,000
Available for Sale Securities Gross Unrealized Losses	(5,994,000)	(260,000)
Available for Sale Securities Fair Value	156,393,000	193,722,000
Equity Securities in Financial Institutions [Member]
Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Values of Securities Available for Sale [Line Items]
Available for Sale Securities Amortized Cost	750,000	750,000
Available for Sale Securities Fair Value	$ 750,000	$ 750,000